COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 28, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments under non-cancellable operating leases

Future minimum payments under non-cancelable agreements for property management fees as of February 28, 2021 were as follows:

Fiscal year ending
February 2022	$30,372
February 2023	30,541
February 2024	24,966
February 2025	18,301
February 2026	11,893
Thereafter	18,664

Total	$134,737